Disposition of Wholly-Owned Subsidiary	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disposition of Wholly-Owned Subsidiary [Abstract]
Disposition of wholly-owned subsidiary

6. Disposition of wholly-owned subsidiary

On December 7, 2022, the Company entered into a stock acquisition agreement with its wholly-owned subsidiary Painscript and certain shareholders of Painscript pursuant to which the Company agreed to exchange 100% of the outstanding shares of Painscript for 2,000,000 shares of the Company’s common stock. In connection with the agreement, the Company and Painscript agreed to: (i) the cancellation of 400,000 earnout shares that were issuable to the former shareholders of Painscript; (ii) the Company provided a loan in the aggregate principal amount of $200,000 to Painscript to cover employee liabilities and general working capital as well as an additional $100,000 to cover liabilities of Painscript; (iii) termination of all employment agreements entered into with the former Painscript shareholders; (iv) receipt of resignations and releases from all former Painscript and Optimus Health employees; and consultants and (v) termination of the Painscript’s scientific advisory board.

The Company has accounted for the transaction as follows:

December 7,
2022
Common stock consideration	$3,600,000
Reduced by cash paid to Painscript to cover liabilities	(100,000)
Net consideration	3,500,000
Net assets of Painscript on December 7, 2022	3,627,927
Loss on disposition of Painscript	$(127,927)

7. Disposition of wholly-owned subsidiary

On December 7, 2022, the Company entered into a stock acquisition agreement with its wholly-owned subsidiary Optimus, Health, Inc., PainScript, and certain shareholders of the PainScript pursuant to which the Company agreed to exchange 100% of the outstanding shares of Painscript for 2,000,000 shares of the Company’s common stock. In connection with the agreement, the Company and Painscript agreed to (i) the cancellation of 400,000 earnout shares that were issuable to the former shareholders of Painscript; (ii) the Company provided a loan in the aggregate principal amount of $200,000 to Painscript to cover employee liabilities and general working capital as well as an additional $100,000 to cover liabilities of Painscript; (iii) termination of all employment agreements entered into with the former Painscript shareholders; (iv) receipt of resignations and releases from all former PainScript and Company employees and consultants; and (v) termination of the PainScript’s scientific advisory board.

The Company has accounted for the transaction as follows:

December 7,
2022
Common stock consideration	$3,600,000
Reduced by cash paid to PainScript to cover liabilities	(100,000)
Net consideration	3,500,000
Net assets of PainScript on December 7, 2022	3,627,927
Loss on disposition of PainScript	$(127,927)